INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2017
INVENTORIES
Schedule of inventories

	As at December 31, 2017	As at December 31, 2016

Ore in stockpiles and on leach pads	$108,161	$90,536

Concentrates and dore bars	123,047	108,193

Supplies	269,768	244,985

Total current inventories	$500,976	$443,714

Non-current ore in stockpiles and on leach pads(i)	69,587	62,780

Total inventories	$570,563	$506,494

Note:

(i)	Ore that the Company does not expect to process within 12 months is classified as long-term and is recorded in the other assets line item on the consolidated balance sheets.